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APPENDIX I                          UNITED STATES                  OMB APPROVAL
                          SECURITIES AND EXCHANGE COMMISSION OMB Number : 3235-0456
                                Washington, D.C. 20549       Expires: August 31, 2000
                                                             Estimated average burden
                                                             hours per response ____1
                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2
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            Read instructions at end of Form before preparing Form.

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 1.    Name and address of issuer:

       Claymore Trust
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):       [X]

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 3.    Investment Company Act File Number: 811-21719

       Securities Act File Number: 333-122901
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 4(a). Last day of fiscal year for which this Form is filed:  11/30/06

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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.

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 5.    Calculation of registration fee:

       (i)   Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                                   $6,351,234

       (ii)  Aggregate price of securities redeemed or    $1,565,304
             repurchased during the fiscal year:

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $

       (iv)  Total available redemption credits [add
             Items 5(ii) and 5(iii):                                 -$1,565,304

       (v)   Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                                   $4,785,930

       (vi)  Redemption credits available for use in      $ (     )
             future years -- if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:

       (vii) Multiplier for determining registration fee
             (See Instruction C.9):                                  x.000107
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    (viii) Registration fee due [multiply Item 5(v) by                   =$512
           Item 5(vii)] (enter "0" if no fee is due):
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 6. Prepaid Shares
    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
    Act of 1933 pursuant to rule 24e-2 as in effect before October
    11, 1997, then report the amount of securities (number of shares or other units) deducted here:____. If there is a number of shares or other units that were registered pursuant to rule
    24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____.
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 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
    Instruction D):                                                      +$
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 8. Total of the amount of the registration fee due plus any             =$512
    interest due [line 5(viii) plus line 7]:
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 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


    Method of Delivery:

              [X] Wire Transfer
              [_] Mail or other means
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                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*    /s/Steven M. Hill
                               -------------------------------------------------
                               Steven M. Hill
                               CFO
                               -------------------------------------------------
   Date 2/7/07
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 *Please print the name and title of the signing officer below the signature.